Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between compensation actually paid (as defined in Item 402(v)) and performance.

Year (a)	Summary Compensation Table Total for First Principal Executive Officer (PEO) (1),(2) (b)	Compensation Actually Paid to First PEO (2),(3) (c)	Summary Compensation Table Total for Second Principal Executive Officer (PEO) (1) (d)	Compensation Actually Paid to Second PEO (e)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (NEOs) (1),(4) (f)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (4),(5) (g)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions) (7) (j)	Adjusted EBITDA (millions) (8) (k)
							Total Shareholder Return (h)	Peer Group Total Shareholder Return (6) (i)

2024	$11,136,185	($9,303,498)	–	–	$4,068,719	($1,879,686)	$124	$105	($93.5)	$160.5

2023	$8,931,188	$20,107,978	–	–	$3,194,539	$4,423,729	$365	$106	($142.3)	$194.7

2022	$7,725,414	$11,798,548	–	–	$2,510,071	$2,954,548	$310	$100	($19.2)	$106.3

2021	$6,526,285	$21,855,154	–	–	$1,642,000	$3,128,760	$306	$125	($37.6)	$66.0

2020	$3,972,700	$12,282,664	$3,043,400	$10,252,573	$1,033,563	$1,779,576	$177	$130	($334.2)	$41.4

(1)
The PEO for 2024 was Seth Blackley, and the
non-PEO
NEOs for 2024 were John Johnson, Daniel McCarthy, Emily Rafferty and Jonathan Weinberg. The PEO for 2023 was Seth Blackley, and the
non-PEO
NEOs for 2023 were John Johnson, Daniel McCarthy, Emily Rafferty, Jonathan Weinberg and Steve Tutewohl. The PEO for 2022 was Seth Blackley, and the
non-PEO
NEOs for 2022 were John Johnson, Daniel
McCarthy
, Steve Tutewohl, and Jonathan Weinberg. The PEO for 2021 was Seth Blackley, and the
non-PEO
NEOs for 2021 were John Johnson, Steve Tutewohl, Jonathan Weinberg, and Aammaad Shams. The First PEO for 2020 was Seth Blackley, the second PEO for 2020 was Frank Williams, and the non-PEO
NEOs for 2020 were John Johnson, Steve Tutewohl, Jonathan Weinberg, and Aammaad Shams.

(2)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Seth Blackley for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Summary Compensation Table.”

(3)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Seth Blackley, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Seth Blackley during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Blackley’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for First PEO	Deduct Reported Value of Equity Awards	Add Equity Award Adjustments (a)	Compensation Actually Paid to First PEO (a)

2024	$11,136,185	($10,322,385)	($10,117,298)	($9,303,498)

(a)
Since the Company does not provide any qualified or
non-qualified
defined benefit pension plans or other post-employment defined benefit plans to our executive officers, no adjustments relating to defined benefit and pension plans (as applicable) were made to total compensation for each year to determine compensation actually paid. The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

		Total Equity Award Adjustments for First PEO
Year	Deduct Grant Date Fair Value of Equity Awards Disclosed in the Summary Compensation Table	Add Year End Fair Value of Equity Awards Granted During the Covered Year	Add Change in Fair Value of Outstanding and Unvested Equity Awards	Add Fair Value of Awards Granted and Vesting in the Same Year	Value of Awards Granted in Prior Years Vesting During the Covered Year	Subtract Fair Value of Awards Granted in Prior Years that Fail to Meet Applicable Vesting Conditions During the Covered Year	Total Equity Award Adjustments for First PEO

2024	($10,322,385)	$1,800,338	($6,443,147)	–	($5,474,489)	–	($10,117,298)

(4)	The dollar amounts reported in column (f) represent the average of the amounts reported for the non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year.

(5)
The dollar amounts reported in column (g) represent the average amount of “compensation actually paid” to the non-PEO
NEOs as a group, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO
NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the non-PEO
NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in Note 3:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Deduct Average Reported Value of Equity Awards	Add Average Equity Award Adjustments (a)	Average Compensation Actually Paid to Non-PEO NEOs (a)

2024	$4,068,719	($3,562,694)	($2,385,711)	($1,879,686)

(a)
The following adjustments were made to the average reported value of equity awards disclosed in the summary compensation table for our non-PEO
NEOs to determine compensation actually paid, using the same methodology described above in Note 3(a):

Year	Deduct Grant Date Fair Value of Equity Awards Disclosed in the Summary Compensation Table	Average Total Equity Award Adjustments for Non-PEO NEOs
		Add Year End Fair Value of Equity Awards Granted During the Covered Year	Add Change in Fair Value of Outstanding and Unvested Equity Awards	Add Value of Awards Granted in Prior Years Vesting During the Covered Year	Average Total Equity Award Adjustments for Non-PEO NEOs

2024	($3,562,694)	$855,844	($1,674,490)	($1,567,064)	($2,385,711)

(6)	Reflects the Nasdaq Healthcare Index, as disclosed by Evolent for the purposes of Item 201(e) of Regulation S-K.

(7)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

(8)
The Company believes Adjusted EBITDA is the financial performance measure most closely linked to the calculation of compensation actually paid. Adjusted EBITDA is a non-GAAP
measure. Refer to Appendix A of this proxy for a reconciliation to net loss attributable to common shareholders of the Company.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
The PEO for 2024 was Seth Blackley, and the
non-PEO
NEOs for 2024 were John Johnson, Daniel McCarthy, Emily Rafferty and Jonathan Weinberg. The PEO for 2023 was Seth Blackley, and the
non-PEO
NEOs for 2023 were John Johnson, Daniel McCarthy, Emily Rafferty, Jonathan Weinberg and Steve Tutewohl. The PEO for 2022 was Seth Blackley, and the
non-PEO
NEOs for 2022 were John Johnson, Daniel
McCarthy
, Steve Tutewohl, and Jonathan Weinberg. The PEO for 2021 was Seth Blackley, and the
non-PEO
NEOs for 2021 were John Johnson, Steve Tutewohl, Jonathan Weinberg, and Aammaad Shams. The First PEO for 2020 was Seth Blackley, the second PEO for 2020 was Frank Williams, and the non-PEO
NEOs for 2020 were John Johnson, Steve Tutewohl, Jonathan Weinberg, and Aammaad Shams.

Peer Group Issuers, Footnote	Reflects the Nasdaq Healthcare Index, as disclosed by Evolent for the purposes of Item 201(e) of Regulation S-K.
Adjustment To PEO Compensation, Footnote
(3)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Seth Blackley, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Seth Blackley during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Blackley’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for First PEO	Deduct Reported Value of Equity Awards	Add Equity Award Adjustments (a)	Compensation Actually Paid to First PEO (a)

2024	$11,136,185	($10,322,385)	($10,117,298)	($9,303,498)

(a)
Since the Company does not provide any qualified or
non-qualified
defined benefit pension plans or other post-employment defined benefit plans to our executive officers, no adjustments relating to defined benefit and pension plans (as applicable) were made to total compensation for each year to determine compensation actually paid. The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

		Total Equity Award Adjustments for First PEO
Year	Deduct Grant Date Fair Value of Equity Awards Disclosed in the Summary Compensation Table	Add Year End Fair Value of Equity Awards Granted During the Covered Year	Add Change in Fair Value of Outstanding and Unvested Equity Awards	Add Fair Value of Awards Granted and Vesting in the Same Year	Value of Awards Granted in Prior Years Vesting During the Covered Year	Subtract Fair Value of Awards Granted in Prior Years that Fail to Meet Applicable Vesting Conditions During the Covered Year	Total Equity Award Adjustments for First PEO

2024	($10,322,385)	$1,800,338	($6,443,147)	–	($5,474,489)	–	($10,117,298)

Non-PEO NEO Average Total Compensation Amount	$ 4,068,719	$ 3,194,539	$ 2,510,071	$ 1,642,000	$ 1,033,563
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,879,686)	4,423,729	2,954,548	3,128,760	1,779,576
Adjustment to Non-PEO NEO Compensation Footnote
(5)
The dollar amounts reported in column (g) represent the average amount of “compensation actually paid” to the non-PEO
NEOs as a group, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO
NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the non-PEO
NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in Note 3:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Deduct Average Reported Value of Equity Awards	Add Average Equity Award Adjustments (a)	Average Compensation Actually Paid to Non-PEO NEOs (a)

2024	$4,068,719	($3,562,694)	($2,385,711)	($1,879,686)

(a)
The following adjustments were made to the average reported value of equity awards disclosed in the summary compensation table for our non-PEO
NEOs to determine compensation actually paid, using the same methodology described above in Note 3(a):

Year	Deduct Grant Date Fair Value of Equity Awards Disclosed in the Summary Compensation Table	Average Total Equity Award Adjustments for Non-PEO NEOs
		Add Year End Fair Value of Equity Awards Granted During the Covered Year	Add Change in Fair Value of Outstanding and Unvested Equity Awards	Add Value of Awards Granted in Prior Years Vesting During the Covered Year	Average Total Equity Award Adjustments for Non-PEO NEOs

2024	($3,562,694)	$855,844	($1,674,490)	($1,567,064)	($2,385,711)

Compensation Actually Paid vs. Total Shareholder Return	Analysis of the Information Presented in the Pay versus Performance Table: CAP vs. TSR
Compensation Actually Paid vs. Net Income	Analysis of the Information Presented in the Pay versus Performance Table: CAP vs. Net Income
Compensation Actually Paid vs. Company Selected Measure	Analysis of the Information Presented in the Pay versus Performance Table: CAP vs. Adjusted EBITDA
Total Shareholder Return Vs Peer Group	Analysis of the Information Presented in the Pay versus Performance Table: CAP vs. TSR
Tabular List, Table
Tabular List of Financial Performance Measures
The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s PEOs and non-PEO
NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

•	Adjusted EBITDA

•	Revenue Growth

•	Revenue Bookings Growth

•	Employee engagement

•	Total Shareholder Return

•	Stock Price

Total Shareholder Return Amount	$ 124	365	310	306	177
Peer Group Total Shareholder Return Amount	105	106	100	125	130
Net Income (Loss)	$ (93,500,000)	$ (142,300,000)	$ (19,200,000)	$ (37,600,000)	$ (334,200,000)
Company Selected Measure Amount	160,500,000	194,700,000	106,300,000	66,000,000	41,400,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	The Company believes Adjusted EBITDA is the financial performance measure most closely linked to the calculation of compensation actually paid. Adjusted EBITDA is a non-GAAP
	measure. Refer to Appendix A of this proxy for a reconciliation to net loss attributable to common shareholders of the Company.
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue Bookings Growth
Measure:: 4
Pay vs Performance Disclosure
Name	Employee engagement
Measure:: 5
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 6
Pay vs Performance Disclosure
Name	Stock Price
Seth Blackley [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 11,136,185	$ 8,931,188	$ 7,725,414	$ 6,526,285	$ 3,972,700
PEO Actually Paid Compensation Amount	$ (9,303,498)	$ 20,107,978	$ 11,798,548	$ 21,855,154	$ 12,282,664
PEO Name	Seth Blackley	Seth Blackley	Seth Blackley	Seth Blackley	Seth Blackley
Frank Williams [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 3,043,400
PEO Actually Paid Compensation Amount					$ 10,252,573
PEO Name					Frank Williams
PEO | Seth Blackley [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (10,322,385)
PEO | Seth Blackley [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,117,298)
PEO | Seth Blackley [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,800,338
PEO | Seth Blackley [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,443,147)
PEO | Seth Blackley [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,474,489)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,562,694)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,385,711)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	855,844
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,674,490)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,567,064)